Other Expense, Net - Other Expense, Net (Parenthetical) (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	$ 187	$ 148
Fixed asset impairment charges	79	0
Fixed asset impairment charges, after tax	79
Net Cash Provided by (Used in) Investing Activities	(2,592)	(4,503)
Business Combination Acquisition Related Costs	0	23
Business Combination, Bargain Purchase, Gain Recognized, Amount	9	0
Business Combination Bargain Purchase Gain Recognized Amount Net Of Tax	9
Fisker Inc [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	31	0
Asset Impairment Charges	279
Asset Impairment Charges Net Of Tax	219
Impacts Recognition of Deferred Revenue	196	0
Supplier Settlement Charges For Fisker	51
Supplier Settlement Charges Net Of Tax	38
Impairment and supplier related settlements	330	0
Impairment and supplier related settlements Net Of Tax	257
Fisker warrants	33	110
Fisker warrants Net Of Tax	25
Revaluation Loss On Warrants	110
Revaluation Loss On Warrants Net Of Tax	83
Fisker Inc [Member] | Investment Penny Warrants [Member]
Components of Other Expense (Income), Net [Line Items]
Equity Method Investment Number of Warrants Subscribed			19.5
Veoneer Active Safety Business [Member]
Components of Other Expense (Income), Net [Line Items]
Business Combination Acquisition Related Costs		23
Business combination acquisition related costs net of tax		22
Russia [Member]
Components of Other Expense (Income), Net [Line Items]
Gain (Loss) on Sale of Investments		(16)
Net Cash Provided by (Used in) Investing Activities		23
Gain (loss) on sale of investments net of tax		(16)
Body Exteriors & Structures [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	28	31
Business Combination, Consideration Transferred	5
Body Exteriors & Structures [Member] | Fisker Inc [Member]
Components of Other Expense (Income), Net [Line Items]
Supplier Settlement Charges For Fisker	4
Impairment and supplier related settlements	9
Complete Vehicles [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	55	$ 0
Complete Vehicles [Member] | Fisker Inc [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	31
Restructuring charges, after tax	24
Supplier Settlement Charges For Fisker	0
Impairment and supplier related settlements	$ 99